Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 489,829	$ 611,725	$ 2,419,304	$ 380,811
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on investments held in trust account	(758,258)	(759,647)	(3,432,374)	(493,020)
Change in operating assets and liabilities:
Prepaid expenses	(35,610)	(36,821)	62,715	(88,169)
Deferred offering costs				126,422
Accrued expenses	112,349	15,944	349,051	25,988
Net cash used in operating activities	(191,690)	(168,799)	(601,304)	(47,968)
Cash flows from investing activities:
Cash withdrawn from trust account	24,938,789
Cash deposited into trust account	(200,000)		(1,320,000)	(67,320,000)
Net cash used in investing activities	24,738,789		(1,320,000)	(67,320,000)
Cash flows from financing activities:
Sale of ordinary shares				66,000,000
Net proceeds from sale of private placement ordinary shares				3,335,987
Underwriting fee				(1,320,000)
Other fees				(253,157)
Proceeds from issuance ordinary shares to sponsor				25,000
Repayment of sponsor note				(130,687)
Payments made in relation to redemptions of ordinary shares	(24,938,789)
Proceeds from sponsor note	200,000		1,320,000
Advance from related party	192,274		344,875
Net cash provided by financing activities	(24,546,515)		1,664,875	67,657,143
Net change in cash	584	(168,799)	(256,429)	289,175
Cash at beginning of period	32,746	289,175	289,175
Cash at end of period	33,330	120,376	32,746	289,175
Supplemental disclosure of non-cash financing activities:
Remeasurement of ordinary shares subject to possible redemption	$ 958,258	$ 759,647	$ 4,752,374	$ 7,624,825